EXHIBIT 99.1

CIT Equipment Collateral 2008-VT1
Monthly Servicing Report

					Determination Date:		08/18/08
					Collection Period:	07/01/08	07/31/08
					Record Date:		08/19/08
					Payment Date:		08/20/08
I.	AVAILABLE FUNDS

	A.	Collections

		a.	Scheduled Payments Received				$19,370,600.64
		b.	Liquidation Proceeds Allocated to Owner Trust				85,217.60
		c.	Prepayments on Contracts				591,858.22
		d.	Payments on Purchased Contracts				0.00
		e.	Proceeds of Clean-up Call				0.00
		f.	Investment Earnings on Collection Account				39,187.34

				Total Collections			$20,086,863.80

	B.	Determination of Available Funds

		a.	Total Collections				$20,086,863.80
		b.	Servicer Advances				2,796,039.52
		c.	Recoveries of prior Servicer Advances				(1,672,245.52
		d.	Withdrawal from Reserve Account				0.00
		e.	Net Swap Receipt				0.00

				Total Available Funds =			$21,210,657.80

II.	DISTRIBUTION AMOUNTS

	A.	COLLECTION ACCOUNT DISTRIBUTION

		1.	Servicing Fee				347,750.48

		2.	Net Swap Payment				16,875.74

		3.	Class A-1 Note Interest Distribution		346,076.86
			Class A-1 Note Principal Distribution		16,119,293.68
			Aggregate Class A-1 distribution				16,465,370.54

		4.	Class A-2A Note Interest Distribution		416,500.00
			Class A-2A Note Principal Distribution		0.00
			Aggregate Class A-2 distribution				416,500.00

		5.	Class A-2B Note Interest Distribution		174,610.09
			Class A-2B Note Principal Distribution		0.00
			Aggregate Class A-2B distribution				174,610.09

		6.	Class A-3 Note Interest Distribution		1,093,033.88
			Class A-3 Note Principal Distribution		0.00
			Aggregate Class A-4 distribution				1,093,033.88

		7.	Class B Note Interest Distribution		92,063.46
			Class B Note Principal Distribution		549,316.71
			Aggregate Class B distribution				641,380.17

		8.	Class C Note Interest Distribution		141,186.69
			Class C Note Principal Distribution		783,451.70
			Aggregate Class C distribution				924,638.39

		9.	Class D Note Interest Distribution		107,515.17
			Class D Note Principal Distribution		558,321.91
			Aggregate Class D distribution				665,837.08

		10.	Deposit to the Reserve Account				0.00

		11.	Trustee Expenses				0.00

		12.	Any additional payments to swap counterparty				0.00

		13.	Remainder to the holder of the equity certificate				464,661.43

				Collection Account Distributions =			21,210,657.80

	B.	INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =			0.00

III.	INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

	Distribution	Class A-1	Class A-2A	Class A-2B	Class A-3
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	346,076.86	416,500.00	174,610.09	1,093,033.88
2.	Interest Paid	346,076.86	416,500.00	174,610.09	1,093,033.88
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	16,119,293.68	0.00	0.00	0.00

5.	Total Distribution Amount	16,465,370.54	416,500.00	174,610.09	1,093,033.88
	((2) plus (4))

	Distribution	Class B	Class C	Class D	Total Offered
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	92,063.46	141,186.69	107,515.17	2,370,986.15
2.	Interest Paid	92,063.46	141,186.69	107,515.17	2,370,986.15
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	549,316.71	783,451.70	558,321.91	18,010,384.00

5.	Total Distribution Amount	641,380.17	924,638.39	665,837.08	20,381,370.15
	((2) plus (4))

IV.	Information Regarding the Securities A Summary of Balance Information

	A.	Summary of Balance Information

		Applicable	Principal Balance	Class Factor	Principal Balance	Class Factor
	Class	Coupon	Aug-08	Aug-08	Jul-08	Jul-08
		Rate	Payment Date	Payment Date	Payment Date	Payment Date

a.	Class A-1 Notes	2.82620%	130,824,388.01	0.66408	146,943,681.69	0.74591
b.	Class A-2A Notes	4.7600%	105,000,000.00	1.00000	105,000,000.00	1.00000
c.	Class A-2B Notes	4.4581%	47,000,000.00	1.00000	47,000,000.00	1.00000
d.	Class A-3 Notes	6.5900%	199,035,000.00	1.00000	199,035,000.00	1.00000
e.	Class B Notes	6.5100%	16,420,906.52	0.87925	16,970,223.23	0.90866
f.	Class C Notes	7.0000%	23,419,981.43	0.87926	24,203,433.13	0.90867
g.	Class D Notes	7.4800%	16,690,101.70	0.87926	17,248,423.61	0.90867

h.	Total Offered Notes		538,390,377.66		556,400,761.66

B.	Other Information

	Scheduled	Scheduled
	Principal Balance	Principal Balance
Class	Aug-08	Jul-08
	Payment Date	Payment Date

Class A-1 Notes	133,464,866.96	150,640,763.26

		Target	Class	Target	Class
	Class	Principal Balance	Floor	Principal Amount	Floor
Class	Percentage	Aug-08	Aug-08	Jul-08	Jul-08
		Payment Date	Payment Date	Payment Date	Payment Date

Class A	89.50	481,859,388.01		497,978,681.69
Class B	3.05	16,420,906.52	0.00	16,970,223.23	0.00
Class C	4.35	23,419,981.43	0.00	24,203,433.13	0.00
Class D	3.10	16,690,101.70	0.00	17,248,423.61	0.00

V. PRINCIPAL
A. MONTHLY PRINCIPAL AMOUNT
1.	Principal Balance of Notes and Equity Certificates		556,400,761.66
	(End of Prior Collection Period)
2.	Contract Pool Principal Balance (End of Collection Period)		538,390,377.66
	Total monthly principal amount		18,010,384.00

B. PRINCIPAL BREAKDOWN		No. of Accounts
1.	Scheduled Principal	40,077	17,275,547.80
2.	Prepaid Contracts	117	588,698.70
3.	Defaulted Contracts	23	146,137.50
4.	Contracts purchased by CIT Financial USA, Inc.		0.00
	Total Principal Breakdown	40,217	18,010,384.00

VI. CONTRACT POOL DATA

A. CONTRACT POOL CHARACTERISTICS
		Original	Aug-08	Jul-08
		Pool	Payment Date	Payment Date

1.	a. Contract Pool Balance	612,329,039.33	538,390,377.66	556,400,761.66
	b. No of Contracts	40,723	40,077	40,217
	c. Pool Factor	1.0000	0.8793	0.9087

2.	Weighted Average Remaining Term	39.80	36.52	37.27

3.	Weighted Average Original Term (at closing)	44.60

B. DELINQUENCY INFORMATION

			% of Aggregate
		% of	Required Payoff	No. Of	Aggregate Required
		Contracts	Amount	Accounts	Payoff Amounts
1.	Current	96.26%	96.41%	38,577	523,795,524.27
	31-60 days	2.14%	1.84%	859	9,997,051.75
	61-90 days	0.75%	1.05%	301	5,724,137.13
	91-120 days	0.60%	0.53%	240	2,885,658.27
	121-150 days	0.24%	0.15%	98	822,396.72
	151-180 days	0.00%	0.01%	2	53,629.07
	180+days (1)	0.00%	0.00%	0	0.00

	Total Delinquency	100.00%	100.00%	40,077	543,278,397.21

2.	Delinquent Scheduled Payments:

	Beginning of Collection Period			3,764,225.55
	End of Collection Period			4,888,019.55

	Change in Delinquent Scheduled Payments			1,123,794.00

     (1) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C below

C. DEFAULTED CONTRACT INFORMATION
1.	Aggregate Contract Balance on Defaulted Contracts	146,137.50
2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received	85,217.60
	Current period reported net losses	60,919.90
3.	Cumulative Reported Net Losses	66,843.83
4.	Cumulative Net Loss Ratio	0.0109%
5.	Cummlative Net Loss Trigger	0.5000%
VII. MISCELLANEOUS INFORMATION
A. SERVICER ADVANCE BALANCE
1.	Opening Servicer Advance Balance	3,764,225.55
2.	Current Period Servicer Advance	2,796,039.52
3.	Recoveries of prior Servicer Advances	(1,672,245.52)
4.	Ending Servicer Advance Balance	4,888,019.55
5.	Unreimbursed Servicer Advances	0.00

B. RESERVE ACCOUNT

1.	Opening Reserve Account			40,339,055.22
2.	Deposit from the Collection Account			0.00
3.	Withdrawals from the Reserve Account			0.00
4.	Investment Earnings			85,799.90
5.	Investment Earnings Distributions to the Depositor			(85,799.90)
6.	Remaining available amount			40,339,055.22
7.	Specified Reserve Account Balance			39,033,302.38
8.	Reserve Account Surplus/(Shortfall)			1,305,752.84
9.	Distribution of Reserve Account Surplus to the Depositor			(1,305,752.84)
10.	Ending Reserve Account Balance			39,033,302.38
11.	Reserve Account deficiency			0.00
12.	Reserve Account Floor			18,369,871.18
C. OTHER RELATED INFORMATION
1.	Discount Rate		6.6060%
2.	Life to Date Prepayment (CPR)		5.58%
3.	Life to Date Substitutions:
	a. Prepayments	0.00
	b. Defaults	0.00

4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:				N/A
5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:				N/A
6.	Any material breaches of pool assets representations or warranties or transaction covenants:
7.	Information regarding pool asset substitutions and repurchase:				0.00
8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures used to originate, acquire, or select new pool assets:				N/A

D1.	Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1.	Unreimbursed Servicer Advances;
2.	Servicing Fee;
3.	a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4.	Class B Note Interest Distribution;
5.	Class C Note Interest Distribution;
6.	Class D Note Interest Distribution;
7.	Class A-1 Note Principal Distribution;
8.	Class A-2A Note Principal Distribution;
9.	Class A-2B Note Principal Distribution;
10.	Class B NoClass A-3 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12.	Class C Note Principal Distribution;
13.	Class D Note Principal Distribution;
14.	Class A-1 Note Reallocated Principal Distribution
15.	Class A-2A Note Reallocated Principal Distribution;
16.	Class A-2B Note Reallocated Principal Distribution;
17.	Class A-3 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19.	Class C Note Reallocated Principal Distribution;
20.	Class D Note Reallocated Principal Distribution;
21.	Deposit to the Reserve Account;
22.	Any amounts owing to the Trustees; and
23.	Remainder to the holder of the equity certificate.

D2.	Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1.	Unreimbursed Servicer Advances;
2.	Servicing Fee;
3.	a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4.	Class B Note Interest Distribution;
5.	Class C Note Interest Distribution;
6.	Class D Note Interest Distribution;
7.	Class A-1 Note Principal Distribution;
8.	Class A-2A Note Principal Distribution;
9.	Class A-2B Note Principal Distribution;
10.	Class A-3 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12.	Class C Note Principal Distribution;
13.	Class D Note Principal Distribution;
14.	Deposit to the Reserve Account;
15.	Any amounts owing to the Trustees; and
16.	Remainder to the holder of the equity certificate.

E.	DELINQUENCY, NET LOSSES AND CPR HISTORY

	% of	% of	% of	% of	% of (2)
	Aggregate	Aggregate	Aggregate	Aggregate	Aggregate
	Required Payoff	Required Payoff	Required Payoff	Required Payoff	Required Payoff
	Amounts	Amounts	Amounts	Amounts	Amounts
Collection
Periods	31-60 Days Past Due	61-90 Days Past Due	91-120 Days Past Due	121-150 Days Past Due	151-180 Days Past Due

07/31/08	1.84%	1.05%	0.53%	0.15%	0.01%
06/30/08	1.78%	0.90%	0.19%	0.01%	0.01%
05/31/08	2.67%	0.43%	0.00%	0.00%	0.00%

Collection	Monthly Net	Monthly Net
Month	Loss Percentage	Losses	LTD CPR
07/31/08	0.010%	60,919.90	5.58%
06/30/08	0.001%	5,923.93	6.59%
05/31/08	0.000%	0.00	7.95%
04/30/08	0.000%	0.00	9.85%

(2) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C above